Offerings	Dec. 06, 2024 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Common Stock, $1.00 par value
Fee Rate	0.01531%
Offering Note	An indeterminate aggregate initial offering price or number of the securities of each identified class is being registered as may from time to time be offered at indeterminate prices. Separate consideration may or may not be received for securities that are issuable on exercise, conversion or exchange of other securities or that are issued in units. In addition, securities registered hereunder may be sold either separately or as units comprised of more than one type of security registered hereunder. In accordance with Rules 456(b) and 457(r) of the Securities Act of 1933, as amended (the "Securities Act"), Snap-on Incorporated (the "Registrant") is deferring payment of the registration fee. The Registrant will calculate the registration fee applicable to an offer of securities pursuant to this Registration Statement based on the fee payment rate in effect on the date of such fee payment. See also Note 8 below.
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	Debt Securities
Fee Rate	0.01531%
Offering Note	See Note 1.
Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Other
Security Class Title	Debt Warrants
Fee Rate	0.01531%
Offering Note	See Note 1.
Offering: 4
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Preferred Stock
Fee Rate	0.01531%
Offering Note	See Note 1.
Offering: 5
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Other
Security Class Title	Preferred Warrants
Fee Rate	0.01531%
Offering Note	See Note 1.
Offering: 6
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Other
Security Class Title	Common Warrants
Fee Rate	0.01531%
Offering Note	See Note 1.
Offering: 7
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Other
Security Class Title	Units
Fee Rate	0.01531%
Offering Note	See Note 1.
Offering: 8
Offering:
Rule 415(a)(6)	true
Security Type	Equity
Security Class Title	Common Stock, $1.00 par value
Amount Registered | shares	136,049
Maximum Aggregate Offering Price	$ 23,144,655.90
Carry Forward Form Type	S-3
Carry Forward File Number	333-261567
Carry Forward Initial Effective Date	Dec. 09, 2021
Filing Fee Previously Paid in Connection with Unsold Securities to be Carried Forward	$ 2,682.47
Offering Note	This Registration Statement also includes 136,049 unsold shares of Common Stock, $1.00 par value, of Snap-on Incorporated that were previously registered pursuant to the Registration Statement on Form S-3 (Commission File No. 333-261567) that was originally filed on December 9, 2021, as supplemented on December 10, 2021, via a filing pursuant to Rule 424(b)(5), to register shares to be issued under the Snap-on Incorporated Franchisee Stock Purchase Plan (the "Plan") (the "Previous Registration Statement"), and further supplemented on April 8, 2022, to reflect administrative and clarifying amendments to the Plan via a filing pursuant Rule 424(b)(5). Pursuant to Rule 415(a)(6) under the Securities Act, the $2,682.47 filing fee previously paid in connection with such unsold securities is being carried forward to this Registration Statement and will continue to be applied to such securities, and the offering of securities pursuant to the Previous Registration Statement will be deemed terminated as of the date of effectiveness of this Registration Statement.